Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	TESORO CORP /NEW/
Entity Central Index Key	0000050104
Document Type	8-K
Document Period End Date	Mar. 31, 2015
Amendment Flag	false